Retirement Benefit Plans - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of defined benefit plans [line items]
Percentage of monthly pension contributions			6.00%	6.00%
Pension costs			$ 214,599	$ 7,736	$ 217,186	$ 277,041
Expected contribution to defined benefit plans	$ 595,871	$ 21,481	513,781
Defined benefit obligation, pension payments			26,144	942
Pension plans for executive managers [member]
Disclosure of defined benefit plans [line items]
Pension costs			32,836	$ 1,183	11,184	$ 11,567
Accrued pension liabilities			$ 369,999		$ 346,015		$ 13,338
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation			9 years	9 years	9 years
Top of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation			16 years	16 years	16 years